CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents is represented by:
Cash	$ 39,614,197	$ 10,116,324
Cash equivalents	4,399,545
Total cash and cash equivalents	44,013,742	10,116,324
Capitalized to exploration and evaluation assets
Accounts payable and accrued liabilities	846,814	641,820
Fair value of shares issued for mineral property	682,992
Depreciation	54,762	38,305
Share-based compensation	437,021	285,723
Non-cash financing activities
Capital stock issuance costs in accounts payable and accrued liabilities	$ 184,647	$ 100,276